Equity Incentive Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity Incentive Plan
Equity Incentive Plan

Note 9 — Equity Incentive Plan

Stock Incentive Plan

On November 14, 2019, we established the Broadmark Realty 2019 Stock Incentive Plan (the “Plan”), which allows for the issuance of up to 5,000,000 stock options, stock appreciation rights, restricted stock awards, restricted stock units or other equity-based awards or any combination thereof to the directors, employees, consultants or any other party providing services to us. The Plan is administered by the compensation committee of our board of directors.

As of June 30, 2020 and December 31, 2019, respectively, 4,431,087 and 4,569,378 share awards were available to be issued under the Plan. We awarded 568,913 restricted stock units (RSUs) to employees and directors with grant dates during the Successor period for financial reporting purposes. The RSUs generally vest from one to three years depending on the terms of the specific award other than one RSU grant which vested immediately.

All RSUs awarded will be settled upon vesting in shares of our common stock. If (1) the recipient becomes disabled and the recipient’s employment or service is terminated as a result, (2) the recipient dies during the vesting period, or (3) solely with respect to our Chief Executive Officer and Chief Financial Officer, the recipient’s employment is terminated without cause (as defined in the Plan) in connection with or within 24 months following a change in control (as defined in the Plan), then the vesting of the RSUs will fully accelerate as of the date of termination of employment.

Dividend equivalents are not paid on RSUs granted to executive officers and directors until settlement of those RSUs in shares of our common stock and these are not considered participating securities.

The RSUs granted to non-executive officer employees are considered participating or entitled to receive all dividends and other distributions paid with respect to those unvested shares of common stock, unless determined otherwise by the Compensation Committee.

If an award granted under the Plan expires or terminates, the shares subject to any portion of the award that expires or terminates without having been exercised or paid will again become available for the issuance of additional awards.

The following table summarizes the activity related to RSUs during 2020:

		Weighted Average
		Grant Date Fair
	Shares	Market Value
Unvested RSUs outstanding as of January 1, 2020	334,928	$11.08
Granted	186,759	11.77
Vested	(95,694)	11.08
Unvested RSUs outstanding as of March 31, 2020	425,993
Granted	47,226	9.64
Vested	(119,855)	$11.08
Unvested RSUs outstanding as of June 30, 2020	353,364

For the three and six months ended June 30, 2020, we recognized compensation expense related to RSUs of $1.0 and $1.9 million based on amortizing the fair value of the awards over the service (vesting) period. As of June 30, 2020, there was $3.1 million of net unrecognized compensation cost related to unvested stock-based compensation arrangements. This compensation is recognized on a straight-line basis with over half of the compensation expected to be expensed in the next six months and has a weighted-average recognition period of 1.3 years.

Profits Interests and Equity Compensation (Predecessor)

The Predecessor Company Group expensed the fair value of share-based compensation awards granted to employees and directors over the period each award vests. Compensation cost was measured using the Black-Scholes model. The Predecessor Company Group expensed the fair value of restricted unit awards granted to employees over the period each award vested. There were 150 units granted during the six months ended June 30, 2019 at $11,717 per unit, which were to vest ratably over 48 months. The fair value of restricted unit awards was equal to the fair value of the Predecessor Company’s units at the date of grant. The units were valued using an internal model with market inputs available on the date of grant. The restricted units were settled as part of the Business Combination and, accordingly, no share-based compensation related to the unit awards was recognized during the three and six months ended June 30, 2020.

Note 9 — Equity Incentive Plan

Stock Incentive Plan (Successor)

On November 14, 2019, the Company established the Broadmark Realty 2019 Stock Incentive Plan (the “Plan”), which allows for the issuance of up to 5,000,000 stock options, stock appreciation rights, restricted stock awards, restricted stock units or other equity-based awards or any combination thereof to the directors, employees, consultants or any other party providing services to the Company. The Plan is administered by the compensation committee of the Company’s board of directors.

As of December 31, 2019, 4,569,378 share awards were available to be issued under the Plan after giving effect to the granted RSUs in 2019 for financial reporting purposes for which final legal approvals were completed in February 2020. The Company awarded 430,622 restricted stock units (RSUs) to company executives, the Company’s non-executive Chairman and the Company’s non-executive officer employees with grant dates during the Successor Period for financial reporting purposes. The RSUs awarded vest immediately for one grant, but generally from one to three years depending the terms of the specific award.

All RSUs awarded will be settled upon vesting in shares of Company common stock. If (i) the recipient becomes disabled and the recipient’s employment or service is terminated as a result, (ii) the recipient dies during the vesting period, or (iii) solely with respect to the Company’s Chief Executive Officer and Chief Financial Officer, the recipient’s employment is terminated without Cause (as defined in the Plan) in connection with or within 24 months following a Change in Control (as defined in the Plan), then the vesting of the RSUs will fully accelerate as of the date of termination of employment.

Dividend equivalents will not be paid on RSUs granted to executive officers and directors until settlement of those RSUs in shares of Company common stock and these are not considered participating securities.

The RSU’s granted to non-executive officer employees are considered participating or entitled to receive all dividends and other distributions paid with respect to those unvested shares of Common Stock, unless determined otherwise by the Compensation Committee.

If an award granted under the Plan expires or terminates, the shares subject to any portion of the award that expires or terminates without having been exercised or paid will again become available for the issuance of additional awards.

The following table summarizes the activity related to RSUs deemed to occur for financial reporting purposes during the period from November 15, 2019 through December 31, 2019 (Successor):

		Weighted Average
		Grant Date Fair
	Shares	Market Value
Outstanding at November 15, 2019 (Successor)	—	—
Granted	430,622	$11.08
Vested	(95,694)	$11.08
Forfeited	—	—
Outstanding at December 31, 2019 (Successor)	334,928	$11.08

For the period from November 15, 2019 through December 31, 2019 (Successor), the Company recognized compensation related to RSUs of $1.4 million based on amortizing the fair value of the awards over the service (vesting) period. As of December 31, 2019, there was $2.6 million of net unrecognized compensation cost related to unvested stock-based compensation arrangements. This compensation is recognized on a straight-line basis with over half of the compensation expected to be expensed in the next twelve months and has a weighted-average recognition period of 1.8 years.

Profits Interests and Equity Compensation (Predecessor)

The Predecessor Company Group expensed the fair value of share-based compensation awards granted to its employees and directors over the period each award vests. Compensation cost was measured using the Black-Scholes model. The Predecessor Company Group expensed the fair value of restricted unit awards granted to our employees over the period each award vests. There were 0, 1,500 and 150 units granted during 2017, 2018 and 2019 at $0, $645 and $11,717 per unit, respectively, which vested ratably over 48 months. The fair value of restricted unit awards is equal to the fair value of the Company’s units at the date of grant. The units were valued using an internal model with market inputs available on the date of grant. As of December 31, 2018, there was $0.7 million of total unrecognized compensation cost related to non-vested restricted unit awards. The restricted units were settled as part of the Business Combination and therefore there were no amounts recognized during the period from November 15, 2019 through December 31, 2019 (Successor).